SUPPLEMENT TO THE PROSPECTUS Supplement dated February 26, 2021, to the Prospectus dated August 28, 2020.

MFS® Lifetime® 2030 Fund

Effective immediately, the tables describing the target allocation among the underlying funds as of July 31, 2021, in the sub-section entitled “Principal Investment Strategies” under the main heading entitled “Summary of Key Information” and the sub-section entitled “Principal Investment Strategies” under the main heading entitled “Investment Objective, Strategies, and Risks” are restated in their entirety as follows:

As of July 31, 2021, the fund’s target allocation among underlying funds is expected to be:

Bond Funds:	43.3%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Bond Fund*	5.3%
MFS Government Securities Fund	10.0%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	7.5%
MFS Limited Maturity Fund	1.7%
MFS Total Return Bond Fund	10.0%
International Stock Funds:	12.2%
MFS Blended Research International Equity Fund	5.7%
MFS International Growth Fund	1.4%
MFS International Intrinsic Value Fund	1.4%
MFS International New Discovery Fund	0.8%
MFS Research International Fund	2.8%
U.S. Stock Funds:	38.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Blended Research Growth Equity Fund	3.8%
MFS Blended Research Mid Cap Equity Fund	6.5%
MFS Blended Research Small Cap Equity Fund	1.4%
MFS Blended Research Value Equity Fund	3.8%
MFS Growth Fund	3.8%
MFS Mid Cap Growth Fund	3.3%
MFS Mid Cap Value Fund	3.3%
MFS New Discovery Fund	0.7%
MFS New Discovery Value Fund	0.7%
MFS Research Fund	3.8%
MFS Value Fund	3.8%
Specialty Funds:	5.7%
MFS Commodity Strategy Fund	2.8%
MFS Global Real Estate Fund	2.8%

* Effective April 30, 2021, the name of MFS Global Bond Fund will change to MFS Global Opportunistic Bond Fund.

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

Effective immediately, the following is added under the main heading entitled “Appendix B – Description of Underlying Funds”:

MFS Limited Maturity Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

The fund’s dollar-weighted average effective maturity will normally not exceed five years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

1044476	1	ML3-SUP-I-022621

SUPPLEMENT TO THE PROSPECTUS Supplement dated February 26, 2021, to the Prospectus dated August 28, 2020.

MFS® Lifetime® 2035 Fund

Effective immediately, the tables describing the target allocation among the underlying funds as of July 31, 2021, in the sub-section entitled “Principal Investment Strategies” under the main heading entitled “Summary of Key Information” and the sub-section entitled “Principal Investment Strategies” under the main heading entitled “Investment Objective, Strategies, and Risks” are restated in their entirety as follows:

As of July 31, 2021, the fund’s target allocation among underlying funds is expected to be:

Bond Funds:	23.3%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Bond Fund*	3.3%
MFS Government Securities Fund	1.7%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	5.3%
MFS Total Return Bond Fund	4.0%
International Stock Funds:	18.8%
MFS Blended Research Emerging Markets Equity Fund	0.4%
MFS Blended Research International Equity Fund	8.1%
MFS Emerging Markets Equity Fund	0.4%
MFS International Growth Fund	2.3%
MFS International Intrinsic Value Fund	2.3%
MFS International New Discovery Fund	1.8%
MFS Research International Fund	3.4%
U.S. Stock Funds:	50.2%
MFS Blended Research Core Equity Fund	4.8%
MFS Blended Research Growth Equity Fund	4.8%
MFS Blended Research Mid Cap Equity Fund	8.7%
MFS Blended Research Small Cap Equity Fund	1.9%
MFS Blended Research Value Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Mid Cap Growth Fund	4.3%
MFS Mid Cap Value Fund	4.3%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Research Fund	4.8%
MFS Value Fund	4.8%
Specialty Funds:	7.7%
MFS Commodity Strategy Fund	3.8%
MFS Global Real Estate Fund	3.8%

* Effective April 30, 2021, the name of MFS Global Bond Fund will change to MFS Global Opportunistic Bond Fund.
All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

Effective immediately, the following is added under the main heading entitled “Appendix B – Description of Underlying Funds”:

MFS Government Securities Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. Government securities.  MFS may also invest the fund’s assets in other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.  When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

1044477	1	L35-SUP-I-022621

SUPPLEMENT TO THE PROSPECTUS Supplement dated February 26, 2021, to the Prospectus dated August 28, 2020.

MFS® Lifetime® 2045 Fund

Effective immediately, the tables describing the target allocation among the underlying funds as of July 31, 2021, in the sub-section entitled “Principal Investment Strategies” under the main heading entitled “Summary of Key Information” and the sub-section entitled “Principal Investment Strategies” under the main heading entitled “Investment Objective, Strategies, and Risks” are restated in their entirety as follows:

As of July 31, 2021, the fund’s target allocation among underlying funds is expected to be:

Bond Funds:	6.3%
MFS Emerging Markets Debt Fund	0.3%
MFS Emerging Markets Debt Local Currency Fund	0.2%
MFS Global Bond Fund*	0.3%
MFS High Income Fund	0.3%
MFS Inflation-Adjusted Bond Fund	2.7%
MFS Total Return Bond Fund	2.5%
International Stock Funds:	27.3%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Blended Research International Equity Fund	10.8%
MFS Emerging Markets Equity Fund	1.0%
MFS International Growth Fund	3.4%
MFS International Intrinsic Value Fund	3.4%
MFS International New Discovery Fund	3.8%
MFS Research International Fund	4.0%
U.S. Stock Funds:	56.6%
MFS Blended Research Core Equity Fund	5.0%
MFS Blended Research Growth Equity Fund	5.5%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Growth Fund	5.5%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Research Fund	5.0%
MFS Value Fund	5.5%
Specialty Funds:	9.8%
MFS Commodity Strategy Fund	4.9%
MFS Global Real Estate Fund	4.9%

* Effective April 30, 2021, the name of MFS Global Bond Fund will change to MFS Global Opportunistic Bond Fund.

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

1044479	1	L45-SUP-I-022621